December 31, 2001

Berger Institutional
Products Trust
Annual Report

[BERGER FUNDS LOGO]

BERGER IPT-SMALL COMPANY GROWTH FUND

This report reflects the financial position of the Fund at December 31, 2001 and the results of operations and changes in its net assets for the periods indicated.

                                            Berger IPT-Small Company Growth Fund


TABLE OF CONTENTS
================================================================================

BERGER IPT-SMALL COMPANY GROWTH FUND

Portfolio Manager Commentary ................................................  4

Schedule of Investments .....................................................  5

FINANCIAL STATEMENTS AND NOTES

Statement of Assets and Liabilities .........................................  8

Statement of Operations .....................................................  9

Statements of Changes in Net Assets ......................................... 10

Notes to Financial Statements ............................................... 11

FINANCIAL HIGHLIGHTS ........................................................ 14

REPORT OF INDEPENDENT ACCOUNTANTS ........................................... 15

FUND TRUSTEES AND OFFICERS (UNAUDITED) ...................................... 16



This material must be preceded or accompanied by a prospectus. Berger Distributors LLC - Member NASD (2/02)

        Berger IPT - Small Company Growth Fund o December 31, 2001 Annual Report

4

BERGER IPT-
SMALL COMPANY                 Ticker Symbol                                BSCOX
GROWTH FUND                   PORTFOLIO MANAGER COMMENTARY  PAUL A. LAROCCO, CFA
================================================================================

Market Conditions

The past fiscal year was one of the most difficult periods on record, especially for growth stock investors. The main reason for this was that valuations compressed as the market declined. More important in our view, valuations of stocks with extremely high growth rates shrank more than those with lower growth rates. Because the Fund focuses on high-growth companies, the effect on its stocks was quite pronounced. Additionally, the economy slowed dramatically early in the year, affecting the revenue and earnings growth of many growth-oriented companies.

Fund Performance

Berger IPT-Small Cap Growth Fund (the "Fund") suffered significantly from this valuation decrease in nearly every area in which it was invested, declining by 33.47% for the year ended December 31, 2001, compared with a 9.23% decline in the Russell 2000 Growth Index,(1) and a 2.49% decline in the Russell 2000 Index.(2) Clearly, these results are immensely disappointing. This has been a painful year for growth investors and a humbling one for growth portfolio managers. Although we did make changes to the Fund as a result of the sudden slowdown in growth rates, we could have responded more quickly to the rapidly deteriorating fundamentals.

Not surprisingly, technology holdings had the largest negative impact on Fund performance this period. We reduced some technology holdings early in the year in response to slowing growth; however, it remains a prominent weighting. Our conviction in the future of fundamentally sound technology companies remains strong, and the changes were made to balance near-term fundamentals with longer-term opportunities. The moves were part of our overall strategy to position the Fund as well as possible for an eventual economic recovery.

Some of the largest declines in the technology sector were among communications equipment providers such as Tollgrade Communications, Inc., Lightpath Technologies, Inc., and Redback Networks, Inc. All of these stocks were sold during the period based on our analysis that prospects for eventual growth reacceleration had diminished too much to justify remaining invested in them. However, the sales were made too late to avoid a significant negative impact on performance.

Elsewhere in technology, despite stock-price declines, we remain invested in some companies that continue to gain market share, including Quest Software, Inc., which provides software to enhance the performance and management of databases, and Retek, Inc., an enterprise software vendor focused on the retail industry. Although these companies have seen a slowdown in business and a contraction in valuation, we believe their prospects for a reacceleration of growth are good. Also, we believe they are competitively well-positioned for an eventual recovery in the economy and in business spending.

Within the healthcare sector, stocks of service companies, such as specialty pharmaceutical distributor Accredo Health, Inc. performed fairly well this period. Biotechnology companies posted somewhat mixed results, largely a result of their lack of near-term predictability despite what we believe is their significant long-term growth potential. A few of the Fund's holdings, such as IDEC Pharmaceuticals Corp., a company focused on cancer drugs, did relatively well this period. However, biotechnology equipment provider Invitrogen Corp. underperformed the Index, despite relatively good fundamental results. The Fund benefited from companies added during the year, including First Horizon Pharmaceutical Corp. and Celgene Corp., both of which are profiting from strong sales.

On the consumer side of the portfolio, the Fund fared better. Whole Foods Market, Inc., a retailer of organic foods, performed well over the period. Restaurant operator P.F. Chang's China Bistro, Inc. also contributed modestly to performance.

Strong commodity prices and high levels of drilling activity drove the positive performance in the Fund's energy holdings in the first half of the year, but those trends reversed in the second half as the balance of supply and demand in the sector succumbed to the economic slowdown. As a result, we significantly scaled back the Fund's exposure to energy companies as fundamentals began to erode and ended the period underweighted in energy, as compared with the indexes.

Outlook

As we have navigated the difficulties and uncertainties of the past fiscal year, we have focused on companies we believe are best positioned for a possible recovery in the economy and stock market. We ended 2001 with confidence in the companies the Fund owns. Despite contractions in their valuations and the near-term impact on their growth rates, we believe they will be able to successfully navigate the challenges ahead and emerge from this difficult period poised to resume their growth rates and succeed in the years to come.

Past performance is no guarantee of future results.

(1)The Russell 2000 Growth Index consists of growth common stocks included in the Russell 2000 Index. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios. It is a generally recognized indicator used to measure overall small company growth-stock performance in the U.S. stock market. The Index is an unmanaged Index, with dividends reinvested, and investors cannot actually make investments in the Index.

(2)The Russell 2000 Index is an unmanaged index, with dividends reinvested, that consists of the common stocks of 2000 U.S. companies. It is a generally recognized indicator used to measure overall performance of small company stocks. One cannot invest directly in an index.


Berger IPT - Small Company Growth Fund o December 31, 2001 Annual Report

                                            Berger IPT-Small Company Growth Fund


PERFORMANCE OVERVIEW

================================================================================

Berger IPT-Small Company Growth Fund
Growth of $10,000

[GRAPH]

Berger IPT-Small Company Growth Fund   $14,623
Russell 2000 Growth Index              $10,831
Russell 2000 Index                     $15,121

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001

One Year               (33.47)%
Five Year                8.01%
Life of Fund (5/1/96)    6.93%

Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in small company stocks may involve greater risks, including price volatility, and rewards than investments in larger companies. The Fund's change in value is compared to the Russell 2000 Growth Index, the Fund's new benchmark index, and the Russell 2000 Index, the Fund's previous benchmark. The Fund is changing its benchmark index so that it correlates more closely to the investment style of the Fund.

================================================================================

SCHEDULE OF INVESTMENTS

                                                               December 31, 2001
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
COMMON STOCK (94.82%)
Commercial Services - Business Services (0.89%)
      14,810     Pediatrix Medical Group, Inc.*                       $  502,355
--------------------------------------------------------------------------------

Commercial Services - Miscellaneous (4.55%)
      17,110     FTI Consulting, Inc.*                                   561,208
      54,360     The Corporate Executive Board Co.*                    1,995,012
--------------------------------------------------------------------------------
                                                                       2,556,220
--------------------------------------------------------------------------------

Commercial Services - Security/Safety (0.12%)
       1,950     Macrovision Corp.*                                       68,679
--------------------------------------------------------------------------------

Commercial Services - Staffing (0.75%)
      15,460     Administaff, Inc.*                                      423,759
--------------------------------------------------------------------------------

Computer - Integrated Systems (1.66%)
      18,740     Cerner Corp.*                                           935,688
--------------------------------------------------------------------------------

Computer - Manufacturers (1.05%)
      39,600     Concurrent Computer Corp.*                              588,060
--------------------------------------------------------------------------------

Computer - Memory Devices (1.16%)
      29,880     Network Appliance, Inc.*                                653,476
--------------------------------------------------------------------------------

Computer - Networking (2.07%)
      47,410     McDATA Corp. - Class A*                               1,161,545
--------------------------------------------------------------------------------

Computer - Optical Recognition (0.86%)
      13,680     Optimal Robotics Corp.*                                 484,956
--------------------------------------------------------------------------------

Computer - Peripheral Equipment (0.78%)
      11,850     Sage, Inc.*                                             439,280
--------------------------------------------------------------------------------

Computer - Services (1.90%)
      32,300     Ciber, Inc. *                                           305,235
      16,730     Photon Dynamics, Inc.*                                  763,725
--------------------------------------------------------------------------------
                                                                       1,068,960
--------------------------------------------------------------------------------

Computer Software - Desktop (0.33%)
      11,920     Borland Software Corp.*                                 186,667
--------------------------------------------------------------------------------

        Berger IPT - Small Company Growth Fund o December 31, 2001 Annual Report

6

BERGER IPT-
SMALL COMPANY
GROWTH FUND
================================================================================

SCHEDULE OF INVESTMENTS

                                                               December 31, 2001
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
COMMON STOCK (94.82%) - CONTINUED
Computer Software - Educational/Entertainment (2.04%)
      31,920     Midway Games, Inc.*                                  $  479,119
      18,890     SmartForce PLC - Spon. ADR*                             467,528
       4,090     THQ, Inc.*                                              198,242
--------------------------------------------------------------------------------
                                                                       1,144,889
--------------------------------------------------------------------------------

Computer Software - Enterprise (4.90%)
       6,150     Concord Communications, Inc.*                           126,997
      47,550     J.D. Edwards & Co.*                                     782,197
      22,590     Keane, Inc.*                                            407,298
      16,080     Legato Systems, Inc.*                                   208,558
      23,160     NetIQ Corp.*                                            816,622
      12,060     SeaChange International, Inc.*                          411,487
--------------------------------------------------------------------------------
                                                                       2,753,159
--------------------------------------------------------------------------------

Computer Software - Finance (0.98%)
      11,070     Advent Software, Inc.*                                  552,947
--------------------------------------------------------------------------------

Computer Software - Medical (0.64%)
      21,330     Eclipsys, Corp.*                                        357,278
--------------------------------------------------------------------------------

Computer Software - Security (0.81%)
       9,750     Internet Security Systems, Inc.*                        312,585
       6,370     NetScreen Technologies, Inc.*                           140,968
--------------------------------------------------------------------------------
                                                                         453,553
--------------------------------------------------------------------------------

Electrical - Equipment (0.91%)
      12,610     AstroPower, Inc.*                                       509,822
--------------------------------------------------------------------------------

Electronics - Laser Systems/Components (1.08%)
      22,810     Cymer, Inc.*                                            609,711
--------------------------------------------------------------------------------

Electronics - Military Systems (0.55%)
      12,390     The Titan Corp.*                                        309,131
--------------------------------------------------------------------------------

Electronics - Miscellaneous Components (1.23%)
      35,950     RF Micro Devices, Inc.*                                 691,319
--------------------------------------------------------------------------------

Electronics - Semiconductor Equipment (3.67%)
      26,930     Advanced Energy Industries, Inc.*                       717,415
      11,300     Brooks Automation, Inc.*                                459,571
      13,630     FEI Co.*                                                429,481
      15,850     Lattice Semiconductor Corp.*                            326,035
       6,310     PRI Automation, Inc.*                                   129,040
--------------------------------------------------------------------------------
                                                                       2,061,542
--------------------------------------------------------------------------------

Electronics - Semiconductor Manufacturing (8.42%)
      33,520     Alpha Industries, Inc.*                                 730,736
      32,990     Cree, Inc.*                                             971,885
       1,720     Genesis Microchip, Inc.*                                113,726
      48,685     GlobespanVirata, Inc.*                                  630,471
      23,320     Intersil Corp. - Class A*                               752,070
      17,630     O2Micro International Ltd.*                             424,001
      22,310     Plexus Corp.*                                           592,554
      15,790     Zoran Corp.*                                            515,386
--------------------------------------------------------------------------------
                                                                       4,730,829
--------------------------------------------------------------------------------

Finance - Consumer/Commercial Loans (1.16%)
      20,750     Americredit Corp.*                                      654,663
--------------------------------------------------------------------------------

Finance - Investment Management (1.61%)
      12,840     Affiliated Managers Group, Inc.*                        904,963
--------------------------------------------------------------------------------

Financial Services - Miscellaneous (2.26%)
      19,140     Investors Financial Services Corp.                    1,267,259
--------------------------------------------------------------------------------

Internet - ISP/Content (1.12%)
      39,340     Exult, Inc.*                                            631,407
--------------------------------------------------------------------------------

Internet - Network Security/Solutions (0.68%)
      19,660     SonicWall, Inc.*                                        382,190
--------------------------------------------------------------------------------

Internet - Software (2.86%)
      34,240     Quest Software, Inc.*                                   757,047
      22,690     Retek, Inc.*                                            677,750
      27,760     Support.com, Inc.*                                      174,055
--------------------------------------------------------------------------------
                                                                       1,608,852
--------------------------------------------------------------------------------

Leisure - Products (1.05%)
      18,910     Direct Focus, Inc.*                                     589,990
--------------------------------------------------------------------------------

Medical - Biomedical/Genetics (12.58%)
      60,760     Arena Pharmaceuticals, Inc.*                            730,943
      38,420     Celgene Corp.*                                        1,226,366
       6,640     Cephalon, Inc.*                                         501,884
      21,180     Diversa Corp.*                                          299,697
      13,770     ICOS Corp.*                                             790,949
       5,440     IDEC Pharmaceuticals Corp.*                             374,979
      10,150     InterMune, Inc.*                                        499,989
      11,520     Invitrogen Corp.*                                       713,434
      32,320     Medarex, Inc.*                                          580,467
      32,320     Paradigm Genetics, Inc.*                                184,224
      11,220     Pharmaceutical Product Development, Inc.*               362,518
      14,070     Regeneron Pharmaceuticals, Inc.*                        396,211
      16,980     Tularik, Inc.*                                          407,860
--------------------------------------------------------------------------------
                                                                       7,069,521
--------------------------------------------------------------------------------

Medical - Ethical Drugs (3.38%)
      17,710     Cell Therapeutics, Inc.*                                427,519
       5,260     CIMA Labs, Inc.*                                        190,149
      30,240     First Horizon Pharmaceutical Corp.*                     888,754
      25,150     SICOR, Inc.*                                            394,352
--------------------------------------------------------------------------------
                                                                       1,900,774
--------------------------------------------------------------------------------

Medical - Hospitals (0.60%)
      10,990     Province Healthcare Co.*                                339,151
--------------------------------------------------------------------------------

Medical - Instruments (1.49%)
      18,490     Thoratec Corp.*                                         314,330
      23,230     Ventana Medical Systems, Inc.*                          525,463
--------------------------------------------------------------------------------
                                                                         839,793
--------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund o December 31, 2001 Annual Report

                                                                               7
                                            Berger IPT Small Company Growth Fund
================================================================================

SCHEDULE OF INVESTMENTS

                                                               December 31, 2001
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
COMMON STOCK (94.82%) - CONTINUED
Medical/Dental - Supplies (0.27%)
      33,440     Align Technology, Inc.*                              $  150,480
--------------------------------------------------------------------------------

Medical/Dental/Services (1.33%)
      18,787     Accredo Health, Inc.*                                   745,844
--------------------------------------------------------------------------------

Oil & Gas - Drilling (1.91%)
      10,210     Helmerich & Payne, Inc.                                 340,810
      37,720     Rowan Companies, Inc.*                                  730,636
--------------------------------------------------------------------------------
                                                                       1,071,446
--------------------------------------------------------------------------------

Oil & Gas - Machinery & Equipment (1.04%)
      50,640     Grant Prideco, Inc. *                                   582,360
--------------------------------------------------------------------------------

Oil & Gas - U.S. Exploration & Production (1.26%)
      10,920     Evergreen Resources, Inc.*                              421,621
       6,920     Spinnaker Exploration Co.*                              284,827
--------------------------------------------------------------------------------
                                                                         706,448
--------------------------------------------------------------------------------

Retail - Apparel/Shoe (2.36%)
      11,660     AnnTaylor Stores Corp.*                                 408,100
       9,580     Coach, Inc.*                                            373,429
      17,290     HOT Topic, Inc.*                                        542,733
--------------------------------------------------------------------------------
                                                                       1,324,262
--------------------------------------------------------------------------------

Retail - Mail Order & Direct (1.04%)
      13,560     Williams-Sonoma, Inc.*                                  581,724
--------------------------------------------------------------------------------

Retail - Restaurants (1.70%)
      16,330     P.F. Chang's China Bistro, Inc.*                        772,409
       3,530     Panera Bread Co.*                                       183,701
--------------------------------------------------------------------------------
                                                                         956,110
--------------------------------------------------------------------------------

Retail - Super/Mini Markets (1.22%)
      15,740     Whole Foods Market, Inc.*                               685,634
--------------------------------------------------------------------------------

Retail/Wholesale - Food (1.43%)
      32,150     United Natural Foods, Inc.*                             803,750
--------------------------------------------------------------------------------

Telecommunications - Cellular (2.76%)
      18,120     AirGate PCS, Inc.*                                      825,366
      34,210     Alamosa Holdings, Inc.*                                 408,125
      42,830     UbiquiTel, Inc.*                                        319,084
--------------------------------------------------------------------------------
                                                                       1,552,575
--------------------------------------------------------------------------------

Telecommunications - Equipment (6.57%)
      58,710     Harmonic, Inc.*                                         705,694
      34,830     InterVoice-Brite, Inc.*                                 445,824
      11,350     Microtune, Inc.*                                        266,271
      14,508     Polycom, Inc.*                                          499,075
      44,870     SBA Communications Corp.*                               584,208
      41,830     UTStarcom, Inc.*                                      1,192,155
--------------------------------------------------------------------------------
                                                                       3,693,227
--------------------------------------------------------------------------------
Telecommunications - Services (1.79%)
      28,830     Allegiance Telecom, Inc.*                            $  239,001
      28,540     Intrado, Inc.*                                          764,872
--------------------------------------------------------------------------------
                                                                       1,003,873
--------------------------------------------------------------------------------
Total Common Stock
(Cost $44,378,606)                                                    53,290,121
--------------------------------------------------------------------------------

PREFERRED STOCK - CONVERTIBLE (0.01%)
Telecommunications - Equipment (0.01%)
      39,167     Cidera, Inc. - Series D *@[X]                             5,092
--------------------------------------------------------------------------------
Total Preferred Stock - Convertible
(Cost $342,691)                                                            5,092
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (3.56%)
  $2,000,000     Fannie Mae Discount Note;
                 1.45%, 1/2/2002                                       1,999,919
--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations
(Cost $1,999,919)                                                      1,999,919
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (1.79%)
  $1,006,000     State Street Repurchase Agreement,
                 1.40% dated December 31, 2001,
                 to be repurchased at $1,006,078 on
                 January 2, 2002, collateralized by
                 FHLB Agency Note, 2.16% -
                 November 29, 2002 with a value of
                 $1,031,054                                            1,006,000
--------------------------------------------------------------------------------
Total Repurchase Agreement
(Cost $1,006,000)                                                      1,006,000
--------------------------------------------------------------------------------
Total Investments (Cost $47,727,216) (100.18%)                        56,301,132
Total Other Assets, Less Liabilities (-0.18%)                           (100,513)
--------------------------------------------------------------------------------
Net Assets (100.00%)                                                 $56,200,619
--------------------------------------------------------------------------------

* Non-income producing security.
ADR - American Depositary Receipt.
FHLB - Federal Home Loan Bank.
PLC - Public Limited Company.
@ - Security valued at fair value determined in good faith pursuant to procedures established by and under the supervision of the Fund's trustees.

[X]  Schedule of Restricted Securities and/or Illiquid Securities

                                                                Fair Value
                          Date                    Fair           as a %
                       Acquired       Cost       Value        of  Net Assets
--------------------------------------------------------------------------------
Cidera, Inc. -
Series D -
 Preferred Stock       9/1/2000    $342,691      $5,092             0.01%

See notes to financial statements.

        Berger IPT - Small Company Growth Fund o December 31, 2001 Annual Report

8

BERGER IPT-
SMALL COMPANY
GROWTH FUND
================================================================================

STATEMENT OF ASSETS AND LIABILITIES

                                                                                  December 31, 2001
---------------------------------------------------------------------------------------------------
ASSETS
Investments, at cost                                                                   $ 47,727,216
---------------------------------------------------------------------------------------------------
Investments, at value                                                                  $ 56,301,132(1)
Cash                                                                                          6,148
Receivables
   Investment securities sold                                                               258,250
   Fund shares sold                                                                         211,293
   Interest                                                                                      40
Other investments (Note 3)                                                               11,997,265
---------------------------------------------------------------------------------------------------
        Total Assets                                                                     68,774,128
---------------------------------------------------------------------------------------------------
LIABILITIES
PAYABLES
   Investment securities purchased                                                          268,990
   Fund shares redeemed                                                                     255,994
   Securities loaned                                                                     11,997,265
Accrued investment advisory fees                                                             40,635
Accrued custodian and accounting fees                                                         5,656
Accrued transfer agent fees                                                                   1,042
Accrued audit fees                                                                            3,903
Other accrued expenses                                                                           24
---------------------------------------------------------------------------------------------------
        Total Liabilities                                                                12,573,509
---------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                                            $ 56,200,619
---------------------------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS
Capital (par value and paid in surplus)                                                $ 86,662,598
Undistributed net investment income                                                              --
Undistributed net realized loss on securities and foreign currency transactions         (39,035,895)
Net unrealized appreciation on securities and foreign currency transactions               8,573,916
---------------------------------------------------------------------------------------------------
                                                                                       $ 56,200,619
---------------------------------------------------------------------------------------------------
Shares Outstanding (par value $0.01, unlimited shares authorized)                         3,950,022
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                               $      14.23
---------------------------------------------------------------------------------------------------

(1)Includes securities on loan with value totaling $11,517,923.

See notes to financial statements.


Berger IPT - Small Company Growth Fund o December 31, 2001 Annual Report

                                                  Financial Statements and Notes
================================================================================

STATEMENT OF OPERATIONS


                                                                                           For the Year Ended
                                                                                            December 31, 2001
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                                                                                     $     11,583
   Interest                                                                                            84,840
   Securities lending income                                                                           98,382
-------------------------------------------------------------------------------------------------------------
        Total Income                                                                                  194,805
-------------------------------------------------------------------------------------------------------------

EXPENSES
   Investment advisory fees                                                                           531,507
   Accounting fees                                                                                     10,301
   Custodian fees                                                                                      20,533
   Transfer agent fees                                                                                 10,016
   Registration fees                                                                                      619
   Audit fees                                                                                          13,644
   Legal fees                                                                                           1,921
   Trustees' fees and expenses                                                                          5,120
   Shareholder reporting fees                                                                          17,255
   Other expenses                                                                                       1,666
-------------------------------------------------------------------------------------------------------------
      Gross Expenses                                                                                  612,582
-------------------------------------------------------------------------------------------------------------
      Less earnings credits                                                                            (3,675)
      Net Expenses                                                                                    608,907
-------------------------------------------------------------------------------------------------------------
      Net Investment Loss                                                                            (414,102)
-------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS ON SECURITIES AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss on securities and foreign currency transactions                                 (33,727,344)
Net change in unrealized appreciation on securities and foreign currency transactions               5,896,989
-------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Loss on Securities and Foreign Currency Transactions                  (27,830,355)
-------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             $(28,244,457)
-------------------------------------------------------------------------------------------------------------


See notes to financial statements.


        Berger IPT - Small Company Growth Fund o December 31, 2001 Annual Report

10

BERGER IPT-
SMALL COMPANY
GROWTH FUND
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          Year Ended December 31,
                                                                                          2001              2000
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss                                                                    $     (414,102)    $   (119,014)
Net realized loss on securities and foreign currency transactions                         (33,727,344)      (4,257,018)
Net change in unrealized appreciation on securities and foreign currency transactions       5,896,989      (11,179,370)
----------------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations                                      (28,244,457)     (15,555,402)
----------------------------------------------------------------------------------------------------------------------

FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Distributions (from net realized gains on investments)                                       (590,352)      (1,290,949)
----------------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets from Dividends and Distributions to Shareholders                  (590,352)      (1,290,949)
----------------------------------------------------------------------------------------------------------------------

FROM FUND SHARE TRANSACTIONS
Proceeds from shares sold                                                                  35,219,713      108,366,775
Net asset value of shares issued in reinvestment of dividends and distributions               590,352        1,284,440
Payments for shares redeemed                                                              (34,257,597)     (50,656,713)
----------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Derived from Fund Share Transactions                             1,552,468       58,994,502
----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                                     (27,282,341)      42,148,151

NET ASSETS
Beginning of period                                                                        83,482,960       41,334,809
----------------------------------------------------------------------------------------------------------------------
End of period                                                                            $ 56,200,619     $ 83,482,960
----------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                --               --
----------------------------------------------------------------------------------------------------------------------

TRANSACTIONS IN FUND SHARES
Shares sold                                                                                 2,181,046        4,082,734
Shares issued to shareholders in reinvestment of dividends and distributions                   41,869           62,321
Shares redeemed                                                                            (2,135,475)      (2,040,396)
----------------------------------------------------------------------------------------------------------------------
Net Increase in Shares                                                                         87,440        2,104,659
Shares outstanding, beginning of period                                                     3,862,582        1,757,923
----------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                                                           3,950,022        3,862,582
----------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

Berger IPT - Small Company Growth Fund o December 31, 2001 Annual Report

                                                  Financial Statements and Notes
NOTES TO FINANCIAL
STATEMENTS
December 31, 2001
================================================================================

1. Organization and Significant Accounting Policies

Organization

Berger IPT-Small Company Growth Fund (the "Fund") is a series of the Berger Institutional Products Trust (the "Trust"), a Delaware business trust, established on October 17, 1995. The Trust is organized as a diversified open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Fund, Berger IPT-Growth Fund, Berger IPT-Large Cap Growth Fund (formerly Berger IPT-Growth and Income Fund), Berger IPT-New Generation Fund and Berger IPT-International Fund (collectively the "Funds") are the only portfolios established under the Trust, although others may be added in the future.

The Trust is registered under the Investment Company Act of 1940 and its shares are registered under the Securities Act of 1933. Shares of each Fund are fully paid and non-assessable when issued. All Shares issued by a particular Fund participate equally in dividends and other distributions by that Fund. The Trust's shares are not offered directly to the public, but are sold exclusively to insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies and to qualified plans.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

Investment Valuation

Securities are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") on each day that the Exchange is open. Securities listed on national exchanges, the Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if no last sale price is available, they are valued using the mean between their current bid and ask prices. Prices of foreign securities are converted to U.S. dollars using exchange rates determined prior to the close of the Exchange. Securities traded in the over-the-counter market are valued at the mean between their current bid and ask prices. Short-term obligations maturing within sixty days are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair values as determined in good faith pursuant to consistently applied procedures established by the trustees of the Fund.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the Fund's net asset value are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the trustees of the Fund. The Fund may have registration rights for specific restricted securities, which may require that registration cost be borne by the Fund.

Calculation of Net Asset Value

The Fund's per share calculation of net asset value is determined by dividing the total value of it assets, less liabilities, by the total number of shares outstanding.

Federal Income Tax Status

It is the Fund's intention to comply with the provisions of subchapter M of the Internal Revenue Code ("Code") applicable to regulated investment companies and to distribute all of its taxable income, if any, to shareholders. Therefore, no income tax provision is required.

Foreign Currency Translation

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date investments are purchased or sold. Dividend income is recorded on the ex-dividend date except that certain


        Berger IPT - Small Company Growth Fund o December 31, 2001 Annual Report

12

NOTES TO FINANCIAL
STATEMENTS
December 31, 2001
================================================================================


dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Dividend income is recorded net of foreign taxes withheld. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Gains and losses are computed on the identified cost basis for both financial statement and federal income tax purposes for all securities.

Common Expenses

Certain expenses, which are are not directly allocable to a specific Fund of the Trust, are allocated pro rata to the Funds.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Agreements


Berger LLC ("Berger") serves as the investment advisor to the Fund. As compensation for its services to the Fund, Berger receives an investment advisory fee according to the following annual rates of average daily net assets: .85% of the first $500 million; .80% of the next $500 million; and .75% over $1 billion. Such fee is accrued daily and paid monthly.

Berger has agreed to waive its advisory fee and reimburse expenses to the Fund to the extent that normal operating expenses in any fiscal year (including the advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses) exceed 1.15% of the average daily net assets of the Fund.

The Fund has entered into an administrative services agreement with Berger. Berger currently provides these administrative services to the Fund at no cost.

The Trust, on behalf of the Fund, has entered into a custody, recordkeeping and pricing agreement with State Street Bank and Trust Company ("State Street"). The custody, recordkeeping and pricing agreement provides for the monthly payment of a fee computed as a percentage of average daily net assets on a total relationship basis with other Berger Funds. State Street's fees for custody, recordkeeping and pricing are subject to reduction by credits earned by the Fund, based on the cash balances of the Fund held by State Street as custodian. Such reductions are included in Earnings Credits in the Statement of Operations.

Certain officers and/or directors of Berger are also officers and/or trustees of the Trust. Trustees who are not affiliated with Berger are compensated for their services. Such fees are allocated among the entire Berger Funds complex. For the year ended December 31, 2001, such trustees' fees and expenses totaled $5,120 for the Fund.

The Trust adopted a trustee fee deferral plan (the "Plan") which allows the non-affiliated trustees to defer the receipt of all or a portion of the trustee fees payable. The deferred fees are invested in various funds advised by Berger until distribution in accordance with the Plan.

3. Investment Transactions

Purchases and Sales

Purchases and sales proceeds of investment securities (excluding short-term securities) were $100,602,289 and $98,133,141, respectively, for the year ended December 31, 2001.

There were no purchases or sales of long-term U.S. government securities during the year.

Securities Lending

Under an agreement with State Street, the Fund has the ability to lend securities to brokers, dealers and other authorized financial institutions. Loans of portfolio securities are collateralized by cash remitted from the borrower of such securities in an amount greater the market value of the loaned securities at the time the loan is made. The cash collateral received is invested in an unaffiliated money market fund and is evaluated daily to ensure that its market value exceeds the current market value of the loaned securities. Income generated by such investment, net of any rebates paid to the borrower, is split between the Fund and State Street, as lending agent.

Repurchase Agreements

Repurchase agreements held by the Fund are fully collateralized by U.S. government or government agency securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of


Berger IPT - Small Company Growth Fund o December 31, 2001 Annual Report

                                                  Financial Statements and Notes
================================================================================

default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Concentration of Risk

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risk resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net Realized and Unrealized Gain (Loss) on Securities and Foreign Currency Transactions in the Statement of Operations includes fluctuations from currency exchange rates and fluctuations in market value.

4.  Federal Income Taxes

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of distributions to shareholders was $590,352 of long-term capital gains. Dividends received by shareholders of the Fund, which are derived from foreign source income, and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of net operating losses and foreign currency transactions. Accordingly, these permanent differences have been reclassified to paid-in-capital.

The tax components of capital represent distribution requirements the Fund must satisfy and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years.


                            Tax Components of Capital

--------------------------------------------------------------------------------
Federal Tax Cost of Securities                                      $ 48,414,654
Tax appreciation                                                    $ 11,434,174
Tax depreciation                                                      (3,547,696)
  Net tax appr./(depr.)                                                7,886,478
Undist. ordinary income                                                       --
Accumulated capital losses                                           (36,962,402)
Post-October loss deferral                                            (1,386,055)
Cumulative effect of other timing difference                                  --
--------------------------------------------------------------------------------

The primary difference between book and tax appreciation/depreciation is due to wash sale loss deferrals. Accumulated capital loss carryovers may be used to offset future realized capital gains for federal income tax purposes and expire in 2009. During the year ended December 31, 2001, the Fund elected to defer the post-October 31 net capital and/or currency losses, above, to the year ended December 31, 2002.

5.  Line of Credit

The Fund is party to an ongoing agreement with State Street that allows funds managed by Berger, collectively, to borrow up to $100 million for temporary or emergency purposes. Interest, based on the Federal Funds Rate plus a spread, is charged to the specific party that executes the borrowing. In addition, the unsecured line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. The Fund had no line of credit borrowings outstanding at December 31, 2001.

6. Subsequent Events

In January 2002, Berger changed its name to Berger Financial Group LLC. This name change will not impact the investment advisory services provided to or on the fees borne by the Fund for advisory services.


        Berger IPT - Small Company Growth Fund o December 31, 2001 Annual Report

14

FINANCIAL
HIGHLIGHTS
================================================================================

Berger IPT-Small Company Growth Fund
For a Share Outstanding Throughout the Period

                                                                                     Year Ended December 31,
                                                             ----------------------------------------------------------------------
                                                                   2001         2000           1999           1998           1997
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $     21.61   $     23.51    $     12.28  $      12.06    $     9.95
-----------------------------------------------------------------------------------------------------------------------------------
From investment operations
      Net investment income (loss)                                    --            --             --            --          0.00(2)
      Net realized and unrealized gains (losses) from
        investments and foreign currency transactions              (7.23)        (1.56)         11.23          0.23          2.11
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   (7.23)        (1.56)         11.23          0.23          2.11
-----------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
      Dividends (in excess of net investment income)                  --            --             --         (0.01)           --
      Distributions (from net realized gains on investments)       (0.15)        (0.34)            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                  (0.15)        (0.34)            --         (0.01)           --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $     14.23   $     21.61    $     23.51  $      12.28  $      12.06
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                                      (33.47)%       (6.55)%        91.45%         1.87%        21.21%
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period                              $56,200,619   $83,482,960    $41,334,809    $9,858,303    $2,719,559
      Net expense ratio to average net assets(1)                    0.98%         0.98%          1.15%         1.15%         1.15%
      Ratio of net investment income (loss)
         to average net assets                                     (0.66)%       (0.16)%        (0.56)%       (0.11)%        0.05%
      Gross expense ratio to average net assets                     0.98%         0.98%          1.53%         2.19%         5.81%
      Portfolio turnover rate                                        160%          111%           179%          147%          194%

(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.

(2) Amount represents less than $0.01 per share.

See notes to financial statements.

Berger IPT - Small Company Growth Fund o December 31, 2001 Annual Report

REPORT OF INDEPENDENT
ACCOUNTANTS
================================================================================

To the Board of Trustees and Shareholders of Berger Institutional Products Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Berger IPT - Small Company Growth Fund (one of the portfolios constituting Berger Institutional Products Trust, hereafter referred to as the "Trust") at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP

Denver, Colorado
February 4, 2002


        Berger IPT - Small Company Growth Fund o December 31, 2001 Annual Report

16

FUND TRUSTEES AND
OFFICERS (UNAUDITED)
================================================================================

The Fund is supervised by a board of trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's board hires the companies that run day-to-day Fund operations, such as the investment adviser, administrator, transfer agent and custodian. The following table provides information about each of the trustees and officers of the Trust.

                      POSITION(S)
                      HELD WITH THE                                                              NUMBER OF
                      TRUST, TERM OF                                                             FUNDS IN FUND
                      OFFICE AND                                                                 COMPLEX        OTHER
NAME, ADDRESS         LENGTH OF                                                                  OVERSEEN BY    DIRECTORSHIPS
AND AGE               TIME SERVED       PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS            TRUSTEE        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Michael Owen          Chairman of the   Dean of Zayed University (since September 2000).               22       N/A
210 University        Board             Formerly self-employed as a financial and management
Blvd.                                   consultant, and in real estate development (from
Suite 800                               June 1999 to September 2000). Dean (from 1993 to June
Denver, CO 80206                        1999), and a member of the Finance faculty (from 1989
                                        to 1993), of the College of Business, Montana State
DOB: 1937                               University. Formerly, Chairman and Chief Executive
                                        Officer of Royal Gold, Inc. (mining) (1976 to 1989).
------------------------------------------------------------------------------------------------------------------------------------
Dennis E. Baldwin     Trustee           President, Baldwin Financial Counseling (since                 22       N/A
210 University Blvd.                    July 1991). Formerly, Vice President and Denver Office
Suite 800                               Manager of Merrill Lynch Capital Markets (1978 to 1990).
Denver, CO 80206

DOB: 1928
------------------------------------------------------------------------------------------------------------------------------------
Katherine A.          Vice Chair of     Managing Principal (since September 1987), Sovereign           22       N/A
Cattanach             the Board         Financial Services, Inc. (investment consulting firm).
210 University                          Executive Vice President (1981 to 1988), Captiva
Blvd.                                   Corporation, Denver, Colorado (private investment
Suite 800                               management firm). Ph.D. in Finance (Arizona State
Denver, CO 80206                        University); Chartered Financial Analyst (CFA).

DOB: 1945
------------------------------------------------------------------------------------------------------------------------------------
Paul R. Knapp         Trustee           Executive Officer of DST Systems,Inc. ("DST"), a publicly      22       Director and Vice
210 University                          traded information and transaction processing company,                  President (February
Blvd.                                   which acts as the Funds' transfer agent (since October                  1998 to November
Suite 800                               2000). President of Vermont Western Assurance, Inc.,                    2000) of West Side
Denver, CO 80206                        a wholly owned subsidiary of DST Systems (since December                Investments, Inc.
DOB: 1945                               2000). President, Chief Executive Officer and a director                (investments), a
                                        (September 1997 to October 2000) of DST Catalyst, Inc.,                 wholly owned
                                        an international financial markets consulting, software                 subsidiary of
                                        and computer services company, (now DST International, a                DST Systems, Inc.
                                        subsidiary of DST). Previously (1991 to October 2000),
                                        Chairman, President, Chief Executive Officer and a director of Catalyst Institute (international public policy research organization focused on financial markets and institutions);
                                        also (1991 to September 1997), Chairman, President, Chief
                                        Executive Officer and a director of Catalyst Consulting
                                        (international financial institutions business consulting
                                        firm).
------------------------------------------------------------------------------------------------------------------------------------
Harry T. Lewis, Jr.     Trustee         Lewis Investments (since June 1988) (self-employed private     22       Director, J.D.
210 University                          investor). Formerly, Senior Vice President, Rocky Mountain              Edwards & Co. (1995
Blvd.                                   Region, of Dain Bosworth Incorporated and member of that                to March 2002);
Suite 800                               firm's Management Committee (1981 to 1988).                             Director,  National
Denver, CO 80206                                                                                                Fuel Corporation
                                                                                                                (oil & gas
DOB: 1933                                                                                                        production);
                                                                                                                Advisory Director,
                                                                                                                Otologics, LLC,
                                                                                                                (implantable
                                                                                                                hearing aid)
                                                                                                                (since 1999);
                                                                                                                Member of Community
                                                                                                                Advisory Board,
                                                                                                                Wells Fargo
                                                                                                                Bank-Denver
------------------------------------------------------------------------------------------------------------------------------------


Berger IPT - Small Company Growth Fund o December 31, 2001 Annual Report

================================================================================

                   POSITION(S)
                   HELD WITH THE                                                                  NUMBER OF
                   TRUST, TERM OF                                                                 FUNDS IN FUND
                   OFFICE AND                                                                     COMPLEX        OTHER
NAME, ADDRESS      LENGTH OF                                                                      OVERSEEN BY    DIRECTORSHIPS
AND AGE            TIME SERVED     PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS                  TRUSTEE        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
William Sinclaire   Trustee        President (since January 1998), Santa Clara LLC (privately        22          N/A
210 University                     owned agriculture company). President (January 1963 to January
Blvd.                              1998), Sinclaire Cattle Co. (privately owned agriculture com-
Suite 800                          pany).
Denver, CO 80206

DOB: 1928
------------------------------------------------------------------------------------------------------------------------------------
Albert C. Yates     Trustee        President (since 1990), Chancellor and Professor of Chemistry -   22          Member, Board of
210 University                     Department of Chemistry, of Colorado State University. Formerly               Directors, Adolph
Blvd.                              Executive Vice President and Provost (1983 to 1990), Academic                 Coors Company
Suite 800                          Vice President and Provost (1981 to 1983) and Professor of                    (brewing company)
Denver, CO 80206                   Chemistry (1981 to 1990) of Washington State University. Vice                 (since 1998);
                                   President and University Dean for Graduate Studies and Research               Member, Board of
                                   and Professor of Chemistry of the University of Cincinnati                    Directors, Dominion
DOB: 1941                          (1977 to 1981).                                                               Industrial Capital
                                                                                                                 Bank (1999 to
                                                                                                                 2000); Member,
                                                                                                                 Board of Directors,
                                                                                                                 Centennial Bank
                                                                                                                 of the West (since
                                                                                                                 2001)
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED         Messr. Thompson is considered an interested person of the Funds due to his positions held at Berger
TRUSTEES AND       Financial Group LLC (or its affiliated companies).
OFFICERS OF THE
TRUST
------------------------------------------------------------------------------------------------------------------------------------
Jack R. Thompson   President and   President and a director since May 1999 (Executive Vice           22           Audit Committee
210 University     Trustee of the  President from February 1999 to May 1999) of Berger Growth                     Member of the
Blvd.              Trust (since    Fund and Berger Large Cap Growth Fund. President and a trustee                 Public Employees'
Suite 800          May 1999)       since May 1999 (Executive Vice President from February 1999 to                 Retirement
Denver, CO 80206                   May 1999) of Berger Investment Portfolio Trust, Berger                         Association of
                                   Institutional Products Trust, Berger Worldwide Funds Trust,                    Colorado (pension
DOB: 1949                          Berger Worldwide Portfolios Trust and Berger Omni Investment                   plan) from
                                   Trust. President and Chief Executive Officer since June 1999                   November
                                   (Executive Vice President from February 1999 to June 1999) of                  1997 to December
                                   Berger Financial Group LLC (formerly Berger LLC). Director,                    2001.
                                   President and Chief Executive Officer of Stilwell Management,
                                   Inc. (since September 1999). President and Chief Executive
                                   Officer of Berger/Bay Isle LLC (since May 1999). Self-employed as a consultant from July 1995 through February 1999. Director of Wasatch Advisors (investment management) from February
                                   1997 to February 1999.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE
TRUST
------------------------------------------------------------------------------------------------------------------------------------
Jay W. Tracey,     Executive Vice  Executive Vice President of the Berger Funds (since August
CFA                President of    2000). Executive Vice President and Chief Investment Officer of
210 University     the Trust       Berger Financial Group LLC (since June 2000). Portfolio man-
Blvd.              (since August   ager of the Berger Growth Fund (since August 2000); team
Suite 800          2000) and       portfolio manager of the Berger Select Fund (since June 2000)
Denver, CO 80206   Portfolio       and the Berger Large Cap Growth Fund (from January 2001
                   Manager (since  through December 2001). Team portfolio manager (since
DOB: 1954          June 2000)      December 2001) of the Berger Mid Cap Growth Fund and team
                                   interim portfolio manager (since December 2001) of the Berger
                                   New Generation Fund. Formerly, Vice President and portfolio man-
                                   ager at OppenheimerFunds, Inc. (September 1994 to May 2000).


        Berger IPT - Small Company Growth Fund o December 31, 2001 Annual Report

18

FUND TRUSTEES AND
OFFICERS (UNAUDITED)

================================================================================

                  POSITION(S)
                  HELD WITH THE
                  TRUST,TERM OF
                  OFFICE AND
NAME, ADDRESS     LENGTH OF
AND AGE           TIME SERVED       PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE
TRUST
----------------------------------------------------------------------------------------------------------------------------------
Paul A. LaRocco,  Vice President    Vice President (since February 2001) and portfolio manager
CFA               of the Trust      (since January 2001) of the Berger Small Company Growth Fund.
210 University    (since August     Vice President (since February 2001) and team portfolio manager
Blvd.             2000) and         (since January 2001) of the Berger Select Fund. Team portfolio
Suite 800         Portfolio         manager (since December 2001) of the Berger Mid Cap Growth
Denver, CO 80206  Manager (since    Fund and interim team portfolio manager (since December 2001)
                  June 2000)        of the Berger New Generation Fund. Vice President of Berger
DOB: 1958                           Financial Group LLC (since December 2000). Formerly, portfolio manager with Montgomery Asset Management (from January
                                    2000 through December 2000); senior portfolio manager with
                                    Founders Asset Management (from March 1998 through
                                    December 1999); and portfolio manager with OppenheimerFunds
                                    (from January 1993 through March 1998).
----------------------------------------------------------------------------------------------------------------------------------
Janice M. Teague  Vice President    Vice President (since November 1998) and Assistant Secretary
210 University    of the Trust      (since February 2000 and previously from September 1996 to
Blvd.             (since November   November 1998) and Secretary (November 1998 to February
Suite 800         1998) and         2000) of the Berger Funds. Vice President (since October 1997),
Denver, CO 80206  Assistant         Secretary (since November 1998) and Assistant Secretary
                  Secretary (since  (October 1996 through November 1998) with Berger Financial
DOB: 1954         February 2000)    Group LLC. Vice President and Secretary with Berger
                                    Distributors LLC (since August 1998). Vice President and
                                    Secretary of Bay Isle Financial LLC (since January 2002).
                                    Formerly, self-employed as a business consultant (from June 1995 through September 1996).
----------------------------------------------------------------------------------------------------------------------------------
Andrew J. Iseman  Vice President    Vice President of the Berger Funds (since March 2001). Vice
210 University    of the Trust      President (since September 1999) and Chief Operating Officer
Blvd.             (since March      (since November 2000) of Berger Financial Group LLC. Manager
Suite 800         2001)             (since September 1999) and Director (June 1999 to September
Denver, CO 80206                    1999) of Berger Distributors LLC. Vice President-Operations
                                    (February 1999 to November 2000) of Berger Financial Group
DOB: 1964                           LLC. Associate (November 1998 to February 1999) with
                                    DeRemer & Associates (a consulting firm). Vice President-
                                    Operations (February 1997 to November 1998) and Director of
                                    Research and Development (May 1996 to February 1997) of
                                    Berger Financial Group LLC.
----------------------------------------------------------------------------------------------------------------------------------
Anthony R. Bosch  Vice President    Vice President of the Berger Funds (since February 2000). Vice
210 University    of the Trust      President (since June 1999) and Chief Legal Officer (since August
Blvd.             (since February   2000) with Berger Financial Group LLC. Vice President and Chief
Suite 800         2000)             Compliance Officer with Berger Distributors LLC (since
Denver, CO 80206                    September 2001). Vice President of Bay Isle Financial LLC
                                    (since January 2002). Formerly, Assistant Vice President of Federated
DOB:1965                            Investors, Inc. (December 1996 through May 1999),and Attorney with the U.S. Securities and Exchange Commission (June 1990 through December 1996).
----------------------------------------------------------------------------------------------------------------------------------



Berger IPT - Small Company Growth Fund o December 31, 2001 Annual Report

================================================================================

                   POSITION(S)
                   HELD WITH THE
                   TRUST, TERM OF
                   OFFICE AND
NAME, ADDRESS      LENGTH OF
AND AGE            TIME SERVED        PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------
OFFICERS OF THE
TRUST
--------------------------------------------------------------------------------------------------------------
Brian S. Ferrie    Vice President     Vice President of the Berger Funds (since November 1998). Vice
210 University     of the Trust       President (since February 1997), Treasurer and Chief Financial
Blvd.              (since November    Officer (since March 2001) and Chief Compliance Officer (from
Suite 800          1998)              August 1994 to March 2001) with Berger Financial Group LLC.
Denver, CO 80206                      Vice President (since May 1996), Treasurer and Chief Financial
                                      Officer (since March 2001) and Chief Compliance Officer (from
DOB: 1958                             May 1996 to September 2001) with Berger Distributors LLC.
--------------------------------------------------------------------------------------------------------------
John A. Paganelli  Vice President     Vice President (since November 1998), Treasurer (since March
210 University     (since November    2001) and Assistant Treasurer (November 1998 to March 2001)
Blvd.              1998) and          of the Berger Funds. Vice President (since November 1998) and
Suite 800          Treasurer (since   Manager of Accounting (January 1997 through November 1998)
Denver, CO 80206   March 2001)        with Berger Financial Group LLC. Formerly, Manager of
                   of the Trust       Accounting (December 1994 through October 1996) and Senior
DOB: 1967                             Accountant (November 1991 through December 1994) with
                                      Palmeri Fund Administrators, Inc.
---------------------------------------------------------------------------------------------------------------
Sue Vreeland       Secretary of the   Secretary of the Berger Funds (since February 2000). Assistant
210 University     Trust (since       Secretary of Berger Financial Group LLC and Berger Distributors
Blvd.              February 2000)     LLC (since June 1999) and Bay Isle Financial LLC (since
Suite 800                             December 2001). Formerly, Assistant Secretary of the Janus
Denver, CO 80206                      Funds (from March 1994 to May 1999), Assistant Secretary of
                                      Janus Distributors, Inc. (from June 1995 to May 1997) and
DOB: 1948                             Manager of Fund Administration for Janus Capital Corporation
                                      (from February 1992 to May 1999).
---------------------------------------------------------------------------------------------------------------
David C. Price     Assistant Vice     Assistant Vice President (since March 2001) of the Berger Funds.
210 University     President of the   Assistant Vice President-Compliance (since March 2001) and
Blvd.              Trust (since       Manager-Compliance (October 1998 through March 2001) with
Suite 800          March 2001)        Berger Financial Group LLC. Formerly, Senior Auditor (August
Denver, CO 80206                      1993 through August 1998) with PricewaterhouseCoopers LLP, a public accounting firm. Licensed as a Certified Public
                                      Accountant.
DOB: 1969
---------------------------------------------------------------------------------------------------------------
Lance V. Campbell  Assistant          Assistant Treasurer (since March 2001) of the Berger Funds.
210 University     Treasurer of the   Assistance Vice President (since January 2002) and Manager of
Blvd.              Trust (since       Investment Accounting (August 1999 through January 2002)
Suite 800          March 2001)        with Berger Financial Group LLC. Formerly, Senior Associate
Denver, CO 80206                      (December 1998 through August 1999) and Associate (August
                                      1997 through December 1998) with PricewaterhouseCoopers
DOB: 1972                             LLP, and Senior Fund Accountant (January 1996 through July
                                      1997) with INVESCO Funds Group.
---------------------------------------------------------------------------------------------------------------

Additional information about the Fund and its trustees is available in the Fund's Statement of Additional Information, which can be obtained free of charge by writing or calling the Fund at:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958
(800) 333-1001
bergerfunds.com



        Berger IPT - Small Company Growth Fund o December 31, 2001 Annual Report

[BERGER FUNDS LOGO]                                                    IPTSCGSA